SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition and costs (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Initial franchise agreement term	1 year
Award credit expiration period	1 year
Commission and delivery costs	¥ 127.4	¥ 65.0	¥ 20.1
Storage and logistics costs	290.0	243.8	99.9
Advertising expenses	763.4	781.2	140.4
Research and development expense	268.5	193.5	11.5
Government grant income	¥ 141.3	¥ 128.4	¥ 38.4
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)